Borrowings (Details 2) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Sep. 30, 2013 Short-term lines of credit and other arrangements	Dec. 31, 2012 Short-term lines of credit and other arrangements	Dec. 31, 2011 Short-term lines of credit and other arrangements	Dec. 31, 2012 Short-term lines of credit and other arrangements Minimum	Dec. 31, 2012 Short-term lines of credit and other arrangements Maximum	Sep. 30, 2013 Uncommitted borrowing arrangement	Dec. 31, 2012 Uncommitted borrowing arrangement	Dec. 31, 2011 Uncommitted borrowing arrangement
Short-Term Borrowings
Amount available	$ 231.0	$ 346.0	$ 341.0
Amount outstanding	$ 79.6	$ 177.2	$ 76.4			$ 48.1	$ 130.0	$ 74.0
Weighted average interest rates (as a percent)		3.90%	5.00%
Commitment fees (as a percent)				0.156%	0.80%